UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
		     Washington, DC 20549

			   FORM 13F

		      FORM 13F COVER PAGE


Report for the Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[ ] is a restatement.

					[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 			Connecticut Investment Management, Inc.
Address:			100 Pearl Street
				Hartford, CT  06103

13F File Number:		28-7318

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Patricia Murphy
Title:			CCO
Phone:			203-789-2713

Signature, Place, and Date of Signing:

Patricia Murphy
New Haven, CT
November 11, 2009

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ]	13F COMBINATION REPORT.

			  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 26

Form 13F information Table Value Total: $14,210

List of Other Included Managers:
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
GABELLI VALUE FUND, INC.                        36240H106      246 20786.732SH       SOLE                                  20786.732
*** BP PLC SPONS ADR           COM              055622104      631    11854 SH       SOLE                                      11854
AFLAC INC                      COM              001055102      248     5813 SH       SOLE                                       5813
AT&T INC                       COM              00206R102      720    26642 SH       SOLE                                      26642
AUTODESK INC                   COM              052769106      215     9030 SH       SOLE                                       9030
BANK OF NEW YORK MELLON CORP.  COM              064057102      368    12679 SH       SOLE                                      12679
CHEVRON CORP                   COM              166764100      608     8628 SH       SOLE                                       8628
CISCO SYS INC                  COM              17275R102      203     8626 SH       SOLE                                       8626
COCA-COLA CO                   COM              191216100      555    10343 SH       SOLE                                      10343
COLGATE PALMOLIVE CO           COM              194162103      514     6740 SH       SOLE                                       6740
CVS CAREMARK CORP              COM              126650100      414    11595 SH       SOLE                                      11595
DIRECTV GROUP INC              COM              25459L106      261     9475 SH       SOLE                                       9475
EXXON MOBIL CORP               COM              30231g102     2762    40262 SH       SOLE                                      40262
FISERV INC                     COM              337738108      310     6430 SH       SOLE                                       6430
FRANKLIN RESOURCES INC         COM              354613101      291     2889 SH       SOLE                                       2889
GENERAL ELECTRIC CO            COM              369604103      734    44709 SH       SOLE                                      44709
GENERAL MILLS INC              COM              370334104      267     4145 SH       SOLE                                       4145
INTEL CORP                     COM              458140100      226    11560 SH       SOLE                                      11560
MEDTRONIC INC                  COM              585055106      521    14164 SH       SOLE                                      14164
MICROSOFT CORP                 COM              594918104      698    27120 SH       SOLE                                      27120
PFIZER INC                     COM              717081103      197    11883 SH       SOLE                                      11883
ST. JUDE MEDICAL INC.          COM              790849103      213     5460 SH       SOLE                                       5460
STRYKER CORP                   COM              863667101      315     6944 SH       SOLE                                       6944
WAL-MART STORES INC            COM              931142103      856    17430 SH       SOLE                                      17430
WALGREEN CO NEW                COM              931422109      751    20049 SH       SOLE                                      20049
WALT DISNEY CO                 COM              254687106     1085    39517 SH       SOLE                                      39517